Annual Total Returns- Nova Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Nova Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.57%)	21.65%	47.58%	17.59%	(1.40%)	14.14%	29.94%	(11.09%)	44.17%	18.44%